Long-Term Investments (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Jul. 31, 2020	Jun. 30, 2016
Long-Term Investments [Line Items]
Injected capital amount	¥ 3,000	¥ 3,000	¥ 10,000
Shanghai Diyi [Member]
Long-Term Investments [Line Items]
Equity interest				49.01%